Item 1. Schedule of Investments:
--------------------------------

TH Lee, Putnam Emerging Opportunities Portfolio

QUARTERLY PORTFOLIO HOLDINGS

7-31-04

[LOGO OMITTED: scales]




TH Lee, Putnam Emerging Opportunities Portfolio
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The fund's portfolio
July 31, 2004 (Unaudited)

-----------------------------------------------------------------------------------------------------------
Common stocks (66.0%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Advertising and Marketing Services (0.8%)
-----------------------------------------------------------------------------------------------------------
         12,260  Greenfield Online, Inc. (NON)                                                     $198,367
          9,400  Lamar Advertising Co. (NON)                                                        377,974
                                                                                              -------------
                                                                                                    576,341
Aerospace and Defense (1.3%)
-----------------------------------------------------------------------------------------------------------
          7,000  Alliant Techsystems, Inc. (NON)                                                    440,720
         15,100  Applied Signal Technology, Inc.                                                    522,007
                                                                                              -------------
                                                                                                    962,727
Automotive (1.0%)
-----------------------------------------------------------------------------------------------------------
          9,100  CLARCOR, Inc.                                                                      400,400
          6,100  Donaldson Co., Inc.                                                                162,443
          5,600  Gentex Corp.                                                                       200,480
                                                                                              -------------
                                                                                                    763,323
Banking (1.0%)
-----------------------------------------------------------------------------------------------------------
          6,800  Investors Financial Services Corp.                                                 310,624
          7,900  TCF Financial Corp.                                                                477,160
                                                                                              -------------
                                                                                                    787,784
Biotechnology (3.6%)
-----------------------------------------------------------------------------------------------------------
         27,700  Amylin Pharmaceuticals, Inc. (NON)                                                 570,620
          9,600  Celgene Corp. (NON)                                                                511,968
         28,100  Connetics Corp. (NON)                                                              773,593
         11,500  Ligand Pharmaceuticals, Inc. Class B (NON)                                         158,815
         14,800  Medicines Co. (NON)                                                                391,608
          8,000  MGI Pharma, Inc. (NON)                                                             224,080
          2,100  OSI Pharmaceuticals, Inc. (NON)                                                    126,210
                                                                                              -------------
                                                                                                  2,756,894
Broadcasting (0.7%)
-----------------------------------------------------------------------------------------------------------
         17,800  Citadel Broadcasting Corp. (NON)                                                   250,802
         16,800  Cumulus Media, Inc. Class A (NON)                                                  246,624
                                                                                              -------------
                                                                                                    497,426
Coal (0.3%)
-----------------------------------------------------------------------------------------------------------
          6,600  CONSOL Energy, Inc.                                                                236,544

Commercial and Consumer Services (0.9%)
-----------------------------------------------------------------------------------------------------------
          6,900  Choicepoint, Inc. (NON)                                                            289,800
            700  Corporate Executive Board Co. (The)                                                 39,690
          7,000  Monster Worldwide, Inc. (NON)                                                      154,630
          6,400  Robert Half International, Inc.                                                    178,048
                                                                                              -------------
                                                                                                    662,168
Communications Equipment (3.3%)
-----------------------------------------------------------------------------------------------------------
         19,900  ADTRAN, Inc.                                                                       531,529
         25,800  Andrew Corp. (NON)                                                                 279,930
         18,500  Aspect Communications Corp. (NON)                                                  156,695
          9,800  F5 Networks, Inc. (NON)                                                            256,662
         16,800  Foundry Networks, Inc. (NON)                                                       172,368
         16,100  Sierra Wireless (Canada) (NON)                                                     506,667
         32,300  Sonus Networks, Inc. (NON)                                                         164,407
         23,000  Tekelec (NON)                                                                      446,890
                                                                                              -------------
                                                                                                  2,515,148
Computers (3.5%)
-----------------------------------------------------------------------------------------------------------
         42,100  Capitiva Software Corp. (NON)                                                      356,166
         21,300  Catapult Communications Corp. (NON)                                                408,960
         29,000  PalmOne, Inc. (NON)                                                              1,166,380
          9,700  PalmSource, Inc. (NON)                                                             196,522
         67,800  Sigma Designs, Inc. (NON)                                                          423,750
          4,300  Verint Systems, Inc. (NON)                                                         136,353
                                                                                              -------------
                                                                                                  2,688,131
Consumer Goods (0.7%)
-----------------------------------------------------------------------------------------------------------
          3,700  Energizer Holdings, Inc. (NON)                                                     140,970
         14,500  Yankee Candle Co., Inc. (The) (NON)                                                420,790
                                                                                              -------------
                                                                                                    561,760
Consumer Services (0.4%)
-----------------------------------------------------------------------------------------------------------
          7,400  Alliance Data Systems Corp. (NON)                                                  293,854

Distribution (0.4%)
-----------------------------------------------------------------------------------------------------------
          6,900  SCP Pool Corp. (NON)                                                               284,487

Electronics (2.4%)
-----------------------------------------------------------------------------------------------------------
         30,400  Brooks Automation, Inc. (NON)                                                      438,064
         32,700  Ditech Communications Corp. (NON)                                                  673,293
         29,100  Integrated Device Technology, Inc. (NON)                                           332,613
         10,900  PerkinElmer, Inc.                                                                  191,622
         25,700  PLX Technology, Inc. (NON)                                                         228,216
                                                                                              -------------
                                                                                                  1,863,808
Energy (1.3%)
-----------------------------------------------------------------------------------------------------------
         17,100  CAL Dive International, Inc. (NON)                                                 530,100
          8,100  National-Oilwell, Inc. (NON)                                                       270,945
         12,100  Patterson-UTI Energy, Inc.                                                         220,583
                                                                                              -------------
                                                                                                  1,021,628
Gaming & Lottery (0.8%)
-----------------------------------------------------------------------------------------------------------
         25,000  Alliance Gaming Corp. (NON)                                                        355,750
          6,900  Shuffle Master, Inc. (NON)                                                         220,731
                                                                                              -------------
                                                                                                    576,481
Health Care Services (6.3%)
-----------------------------------------------------------------------------------------------------------
         10,300  American Healthways, Inc. (NON)                                                    280,469
         11,000  AMERIGROUP Corp. (NON)                                                             527,560
         14,050  Centene Corp. (NON)                                                                547,950
         23,000  Community Health Systems, Inc. (NON)                                               566,030
          5,500  Fisher Scientific International, Inc. (NON)                                        320,100
          7,500  Genesis HealthCare Corp. (NON)                                                     201,375
          5,200  Henry Schein, Inc. (NON)                                                           348,920
          9,700  Manor Care, Inc. (NON)                                                             303,125
          6,200  Pediatrix Medical Group, Inc. (NON)                                                392,088
          8,300  United Surgical Partners International, Inc. (NON)                                 292,492
         18,300  VCA Antech, Inc. (NON)                                                             769,149
          7,000  WellChoice, Inc. (NON)                                                             256,200
                                                                                              -------------
                                                                                                  4,805,458
Investment Banking/Brokerage (1.2%)
-----------------------------------------------------------------------------------------------------------
          8,700  Eaton Vance Corp.                                                                  330,078
         28,200  Greenhill & Co., Inc.                                                              576,690
                                                                                              -------------
                                                                                                    906,768
Leisure (0.4%)
-----------------------------------------------------------------------------------------------------------
         15,800  Multimedia Games, Inc. (NON)                                                       299,094
            400  Polaris Industries, Inc.                                                            19,120
                                                                                              -------------
                                                                                                    318,214
Lodging/Tourism (0.4%)
-----------------------------------------------------------------------------------------------------------
         36,200  La Quinta Corp. (NON)                                                              277,292

Machinery (0.3%)
-----------------------------------------------------------------------------------------------------------
          7,000  MSC Industrial Direct Co., Inc. Class A                                            219,100

Manufacturing (1.5%)
-----------------------------------------------------------------------------------------------------------
         26,100  Color Kinetics, Inc. (NON)                                                         254,475
         18,150  IDEX Corp.                                                                         582,434
          5,800  Roper Industries, Inc.                                                             324,800
                                                                                              -------------
                                                                                                  1,161,709
Medical Technology (1.6%)
-----------------------------------------------------------------------------------------------------------
         16,500  Atherogenics, Inc. (NON)                                                           237,270
         21,600  Epix Medical, Inc. (NON)                                                           389,880
         18,900  Merit Medical Systems, Inc. (NON)                                                  319,032
          4,300  Respironics, Inc. (NON)                                                            239,596
                                                                                              -------------
                                                                                                  1,185,778
Oil & Gas (1.7%)
-----------------------------------------------------------------------------------------------------------
         16,300  Chesapeake Energy Corp.                                                            250,205
         27,700  W-H Energy Svcs., Inc. (NON)                                                       556,770
         16,850  XTO Energy, Inc.                                                                   503,815
                                                                                              -------------
                                                                                                  1,310,790
Pharmaceuticals (1.3%)
-----------------------------------------------------------------------------------------------------------
          6,000  Cephalon, Inc. (NON)                                                               303,120
         20,000  Penwest Pharmaceuticals Co. (Private) (NON)                                        202,200
         22,463  Salix Pharmaceuticals, Ltd. (NON)                                                  478,901
                                                                                              -------------
                                                                                                    984,221
Real Estate (3.9%)
-----------------------------------------------------------------------------------------------------------
        300,000  Spirit Finance Corp. 144A (Private) (NON)                                        3,000,000

Restaurants (0.8%)
-----------------------------------------------------------------------------------------------------------
         18,200  Red Robin Gourmet Burgers, Inc. (NON)                                              620,620

Retail (6.8%)
-----------------------------------------------------------------------------------------------------------
         14,100  Abercrombie & Fitch Co. Class A (NON)                                              520,008
          6,700  Advance Auto Parts, Inc. (NON)                                                     248,704
         15,800  Blue Nile, Inc. (NON)                                                              444,770
          9,600  Chico's FAS, Inc. (NON)                                                            401,952
         11,100  Dick's Sporting Goods, Inc. (NON)                                                  360,750
          7,200  Hughes Supply, Inc.                                                                438,624
          8,900  Michaels Stores, Inc.                                                              480,867
         12,000  PETCO Animal Supplies, Inc. (NON)                                                  358,440
         19,000  PETsMART, Inc.                                                                     589,190
         41,600  Rent-Way, Inc.                                                                     312,832
         13,600  Tractor Supply Co. (NON)                                                           493,136
          9,600  Urban Outfitters, Inc. (NON)                                                       285,504
         10,900  West Marine, Inc. (NON)                                                            225,194
                                                                                              -------------
                                                                                                  5,159,971
Schools (1.6%)
-----------------------------------------------------------------------------------------------------------
          7,100  Career Education Corp. (NON)                                                       240,050
         16,500  Corinthian Colleges, Inc. (NON)                                                    308,880
         11,600  Education Management Corp. (NON)                                                   322,016
         11,170  Universal Technical Institute, Inc. (NON)                                          365,259
                                                                                              -------------
                                                                                                  1,236,205
Semiconductor (1.4%)
-----------------------------------------------------------------------------------------------------------
         27,500  PowerDsine Ltd. (NON)                                                              310,750
         75,000  Volterra Semiconductor Corp. (NON)                                                 606,750
         23,200  LTX Corp. (NON)                                                                    188,616
                                                                                              -------------
                                                                                                  1,106,116
Shipping (1.5%)
-----------------------------------------------------------------------------------------------------------
         18,700  Heartland Express, Inc.                                                            505,087
          9,400  J. B. Hunt Transport Services, Inc. (NON)                                          361,054
         12,300  Knight Transportation, Inc. (NON)                                                  243,663
                                                                                              -------------
                                                                                                  1,109,804
Software (3.6%)
-----------------------------------------------------------------------------------------------------------
         23,600  Akamai Technologies, Inc. (NON)                                                    352,348
          6,610  Blackboard, Inc. (NON)                                                             122,285
          8,200  Cognos, Inc. (Canada) (NON)                                                        276,176
         32,300  Embarcadero Technologies, Inc. (NON)                                               245,480
         46,200  Interwoven, Inc. (NON)                                                             347,424
         78,000  Matrixone, Inc. (NON)                                                              496,080
         19,500  Micromuse, Inc. (NON)                                                               87,750
         19,800  Red Hat, Inc. (NON)                                                                338,976
         25,900  RSA Security, Inc. (NON)                                                           482,258
          1,800  webMethods, Inc. (NON)                                                               8,586
                                                                                              -------------
                                                                                                  2,757,363
Staffing (1.5%)
-----------------------------------------------------------------------------------------------------------
         36,500  Hudson Highland Group, Inc. (NON)                                                1,107,410

Technology Services (1.2%)
-----------------------------------------------------------------------------------------------------------
         12,900  Ask Jeeves, Inc. (NON)                                                             375,132
         34,600  Sapient Corp.                                                                      241,854
         40,940  Wireless Facilities, Inc. (NON)                                                    306,231
                                                                                              -------------
                                                                                                    923,217
Telecommunications (3.4%)
-----------------------------------------------------------------------------------------------------------
         36,130  American Tower Corp. Class A (NON)                                                 522,440
         58,700  Carrier Access Corp. (NON)                                                         436,728
         30,900  Crown Castle International Corp. (NON)                                             436,308
         19,100  Novatel Wireless, Inc. (NON)                                                       438,727
          7,700  Spectrasite, Inc. (NON)                                                            331,100
        155,800  WJ Communications, Inc. (NON)                                                      406,638
                                                                                              -------------
                                                                                                  2,571,941
Textiles (1.0%)
-----------------------------------------------------------------------------------------------------------
         12,900  Armor Holdings, Inc. (NON)                                                         470,850
         15,000  K-Swiss, Inc. Class A                                                              270,000
                                                                                              -------------
                                                                                                    740,850
Transportation (0.7%)
-----------------------------------------------------------------------------------------------------------
          9,800  UTI Worldwide, Inc. (Virgin Islands)                                               504,602

Transportation Services (0.6%)
-----------------------------------------------------------------------------------------------------------
          9,900  Landstar Systems, Inc. (NON)                                                       493,119

Waste Management (0.9%)
-----------------------------------------------------------------------------------------------------------
          8,500  Stericycle, Inc. (NON)                                                             416,500
         10,500  Waste Connections, Inc. (NON)                                                      303,030
                                                                                              -------------
                                                                                                    719,530
                                                                                              -------------
                 Total Common stocks  (cost $43,537,849)                                        $50,268,582

Convertible preferred stocks (30.5%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
        449,640  Capella Education Co., Inc. Ser. G, zero %
                 cv. pfd. (Private) (acquired 2/14/02,
                 cost $5,009,274) (RES)                                                          $7,194,236
      2,235,708  CommVault Systems Ser. CC, zero % cv.
                 pfd. (Private) (acquired various dates
                 from 1/30/02 through 9/4/03, cost
                 $7,011,031) (RES)                                                                8,048,549
        833,333  Refractec Ser. D, zero % cv. pfd.
                 (Private) (acquired various dates from
                 8/16/02 through 6/30/03, cost
                 $4,999,998) (RES) (AFF)                                                          4,999,998
      1,145,038  Restore Medical Ser. C, zero % cv. pfd.
                 (acquired 1/28/04, cost $3,010,002)
                 (Private) (RES) (AFF)                                                            3,000,002
                                                                                              -------------
                 Total Convertible preferred stocks  (cost $20,030,305)                         $23,242,785

Short-term investments (3.9%) (a) (cost $2,952,000)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
     $2,952,000  Repurchase agreement dated July 30, 2004
                 with Bank of America due August 2, 2004
                 with respect to various U.S. Government
                 obligations -- maturity value of
                 $2,952,332 for an effective yield of
                 1.35% (collateralized by FNMA 1.62% due
                 11/17/2004, valued at $2,955,030)                                               $2,952,000
                                                                                              -------------
                 Total Investments (cost $66,520,154) (b)                                       $76,463,367
-----------------------------------------------------------------------------------------------------------

      NOTES

  (a) Percentages indicated are based on net assets of $76,155,261.

  (b) The aggregate identified cost on a tax basis is $66,522,340, resulting in gross unrealized appreciation and depreciation of $13,135,235 and $3,194,208, respectively, or net unrealized appreciation of $9,941,027.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at July 31, 2004 was $23,242,785 or 30.5% of net assets.

(AFF) Transactions during the period with companies in which the fund owned at least 5% of the voting securities were as follows:

                                      Purchase   Sales  Dividend
       Affiliates                         cost    cost    income       Value
       ---------------------------------------------------------------------
       Refractec                           $--     $--       $--  $4,999,998
       Restore Medical                      --      --        --   3,000,002
       ---------------------------------------------------------------------
       Totals                              $--     $--       $--  $8,000,000
       ---------------------------------------------------------------------

       Market values are shown for those securities affiliated at period end.

       144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

       Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock
       Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

       Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

       For additional information regarding the fund please see the fund's most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov., or visit Putnam Individual Investor Website at www.putnaminvestments.com.



Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: September 28, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Linwood E. Bradford
                                     ---------------------------
                                     Linwood E. Bradford
                                     Principal Executive Officer
Date: September 28, 2004



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: September 28, 2004